Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Goodwill, beginning balance			$ 28,723	$ 58,522	$ 58,522	$ 86,503
Measurement period adjustments, net						821
Additions from acquisitions (Note 4)					22,688
Impairment loss	$ 0	$ 0	0	0	(52,487)	(28,802)
Goodwill, ending balance	28,943		28,943		28,723	58,522
Impairment loss(a)	0	$ 0	0	0	52,487	28,802
Renewables and Recovery Logistics
Goodwill
Goodwill, beginning balance			21,680	13,598	13,598	13,598
Additions from acquisitions (Note 4)					8,082
Goodwill, ending balance					21,680	13,598
Accumulated impairment charges					89,421	36,934
Telecom
Goodwill
Goodwill, beginning balance			7,043	$ 44,924	44,924	72,905
Measurement period adjustments, net						821
Additions from acquisitions (Note 4)					14,606
Impairment loss			(89,421)		(52,487)	52,487
Goodwill, ending balance	$ 7,263		7,263		7,043	44,924
Accumulated impairment charges					52,487	28,802
Impairment loss(a)			$ 89,421		$ 52,487	$ (52,487)